25 Earnings per share	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Earnings per share
25	Earnings per share

Basic and diluted

Basic earnings per share is calculated by dividing the equity attributable to the Company’s owners by the weighted average number of outstanding common shares during the year. The Company does not have potentially dilutive common shares outstanding or debts convertible into common shares. Accordingly, basic and diluted earnings per share are equal.

	2020	2019	2018

Earnings attributable to Company’s owners	973,318	3,367,517	2,835,068
Weighted average number of common shares issued	683,509,869	683,509,869	683,509,869

Basic and diluted earnings per share (reais per share)	1.42	4.93	4.15